Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Contractual Obligation, Fiscal Year Maturity [Abstract]
Contractual Obligation, Fiscal Year Maturity	The average effective interest rate for the loan is 8.1%. Maturities on the tenant improvement loan were as follows (in thousands):

As of June 30, 2021	Amount
2021 (remaining six months)	$125
2022	265
2023	287
2024	310
2025	84

Total payable amount	1,071
Less: current portion of tenant improvement loan	(254)

Noncurrent portion of tenant improvement loan, net	$817

The average effective interest rate for the loan is 8.1%. Maturities on the tenant improvement loan were as follows (in thousands):

Years ending December 31,	Amount
2021	$244
2022	265
2023	287
2024	310
2025 and thereafter	84

Total payable amount	1,190
Less: current portion of tenant improvement loan	(244)

Noncurrent portion of tenant improvement loan, net	$946